                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2011
                                                ------------------

Check here if Amendment [  ]; Amendment Number:
                                                ----------
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Silchester Partners Limited
Address:    Time & Life Building
            addressStreet1 Bruton Street
            London, W1J6TL, United Kingdom

Form 13F File Number:  28-12123

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:       Timothy J. Linehan
Title:      Chief Compliance Officer
Phone:      011-44-20-7518-7125

Signature, Place, and Date of Signing:

/s/ Timothy J. Linehan             London, United Kingdom           10/13/2011.
--------------------------------------------------------------------------------
[Signature]                           [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)






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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0
Form 13F Information Table Entry Total:      24
Form 13F Information Table Value Total:    714,791
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

   No.    Form 13F File Number    Name
   ---    --------------------    ----
   1      28-14054                Silchester International Investors LLP

13F REPORT
AS OF DATE: 9/30/2011

                                TITLE                 VALUE       SHRS OR   SH/  PUT/  INVESTMENT  OTHER
NAME OF ISSUER                OF CLASS    CUSIP    (x$1000)       PRN AMT   PRN  CALL  DISCRETION  MANAGERS      VOTING AUTHORITY
                                                                                                               SOLE    SHARED   NONE
AMGEN INC                         COM     031162100      703       12,800   SH          DEFINED        1        12,800      0      0
BANK OF AMERICA CORP              COM     060505104      566       92,547   SH          DEFINED        1        92,547      0      0
BANK OF NEW YORK MELLON CORP      COM     064058100      755       40,621   SH          DEFINED        1        40,621      0      0
CISCO SYS INC                     COM     17275R102    1,353       87,300   SH          DEFINED        1        87,300      0      0
CITIGROUP INC                     COM     172967101      771       30,110   SH          DEFINED        1        30,110      0      0
GENERAL MLS INC                   COM     370334104      847       22,000   SH          DEFINED        1        22,000      0      0
GOLDMAN SACHS GROUP INC           COM     38141G104      799        8,453   SH          DEFINED        1         8,453      0      0
HARTFORD FINL SVCS GROUP INC      COM     416515104      583       36,100   SH          DEFINED        1        36,100      0      0
JANUS CAP GROUP INC               COM     47102X105      584       97,400   SH          DEFINED        1        97,400      0      0
JOHNSON & JOHNSON                 COM     478160104      577        9,052   SH          DEFINED        1         9,052      0      0
KOREA ELECTRIC PWR              SPON ADR  500631106  272,137   32,016,080   SH          DEFINED        1    32,016,080      0      0
KT CORP                         SPON ADR  48268K101  423,206   28,633,685   SH          DEFINED        1    28,633,685      0      0
LOCKHEED MARTIN CORP              COM     539830109    1,409       19,400   SH          DEFINED        1        19,400      0      0
MERCK & CO INC NEW                COM     58933Y105    1,298       39,700   SH          DEFINED        1        39,700      0      0
MICROSOFT CORP                    COM     594918104    1,428       57,356   SH          DEFINED        1        57,356      0      0
MORGAN STANLEY                  COM NEW   617446448    1,054       78,009   SH          DEFINED        1        78,009      0      0
NORTHROP GRUMMAN CORP             COM     666807102      574       11,000   SH          DEFINED        1        11,000      0      0
PFIZER INC                        COM     717081103      883       49,919   SH          DEFINED        1        49,919      0      0
RAYTHEON CO                     COM NEW   755111507    1,210       29,600   SH          DEFINED        1        29,600      0      0
SK TELECOM LTD                  SPON ADR  78440P108      872       62,000   SH          DEFINED        1        62,000      0      0
SUNTRUST BKS INC                  COM     867914103      241       13,400   SH          DEFINED        1        13,400      0      0
TURKCELL ILETISIM HIZMETLERI  SP ADR NEW  900111204      484       42,900   SH          DEFINED        1        42,900      0      0
WAL MART STORES INC               COM     931142103    1,361       26,216   SH          DEFINED        1        26,216      0      0
WHITE MTNS INS GROUP LTD          COM     G9618E107    1,096        2,700   SH          DEFINED        1         2,700      0      0